Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 22,815,328
Balance end	23,171,451	R$ 22,815,328
Lease Network 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	4,587,122	4,677,149
Additions	1,251,461	879,180
Remeasurement	(95,642)	(223,341)
Depreciation	(745,509)	(745,866)
Balance end	4,997,432	4,587,122
Lease Stores And Kiosks 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	1,166,143	833,391
Additions	332,877	514,188
Remeasurement	(3,405)	(22,824)
Depreciation	(177,378)	(158,612)
Balance end	1,318,237	1,166,143
Lease Land Network 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	2,002,527	2,351,707
Additions	334,802	227,158
Remeasurement	(31,433)	(205,501)
Depreciation	(294,224)	(370,837)
Balance end	2,011,672	2,002,527
Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	1,192,268	796,365
Additions	790,199	886,074
Remeasurement	(15,981)
Depreciation	(470,035)	(490,171)
Balance end	1,496,451	1,192,268
Right Of Use In Lease 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	8,948,060	8,658,612
Additions	2,709,339	2,506,600
Remeasurement	(146,461)	(451,666)
Depreciation	(1,687,146)	(1,765,486)
Balance end	R$ 9,823,792	R$ 8,948,060